TRADE RECEIVABLES	6 Months Ended
Jun. 30, 2022
TRADE RECEIVABLES
TRADE RECEIVABLES

10.        TRADE RECEIVABLES

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Trade receivables	798,905	822,747
Less: provision for impairment	(780,012)	(771,331)
	18,893	51,416

The Company’s trade receivables are denominated in Renminbi and are non-interest bearing.

An aging analysis of the Company’s trade receivables, based on the invoice date, is as follows:

	As of
	June 30, 2022	December 31, 2021
	RMB’000	RMB’000
Within 90 days	422	81
Between 3 and 6 months	—	—
More than 6 months	18,471	51,335
	18,893	51,416

As of June 30, 2022, the Company is exposed to certain credit risks as 17% and 48% of the total gross trade receivables were due from the Company’s largest and five largest customers, respectively.

As of December 31, 2021, the Company is exposed to certain credit risks as 16% and 47% of the total gross trade receivables were due from the Company’s largest and the five largest customers, respectively.